Income (Loss) Per Share (Details) - Schedule of Number of Shares and Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Number of Shares and Income (Loss) [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	48,830,479	44,815,248	44,771,766
Income Attributed to equity holders of the Company For the computation of basic income (loss)	$ 8,284	$ (2,321)	$ (2,230)
Weighted Number of Shares Effect of potential dilutive ordinary shares	4,845,035	41,328	130,177
Income Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	53,675,514	44,856,576	44,901,943
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 8,284	$ (2,321)	$ (2,230)